CCA Investments Trust

CCA Core Return Fund

CCA Aggressive Return Fund

190 North Canon Dr., Suite 402

Beverly Hills, CA 90210

April 10, 2015

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

CCA Investments Trust

File Nos.

333-184138

811-22753

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify, on behalf of CCA Investments Trust, that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective April 1, 2015 do not differ from those filed in the Post-Effective Amendment No. 5, which was filed electronically March 27, 2015.

Sincerely,

CCA Investments Trust

By: /s/ Donald S. Mendelsohn

Donald S. Mendelsohn

Attorney-in-Fact